UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)
















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2010














                                                                      (Form N-Q)

48446-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2010 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (33.4%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            BROADCASTING (0.3%)
$  10,000   NBC Universal Inc. (a)                           5.15%      4/30/2020     $   10,872
                                                                                      ----------
            CABLE & SATELLITE (0.4%)
   10,000   Time Warner Cable, Inc.                          6.75       7/01/2018         12,019
                                                                                      ----------
            CASINOS & GAMING (0.1%)
    3,000   International Game Technology                    7.50       6/15/2019          3,533
                                                                                      ----------
            DEPARTMENT STORES (0.2%)
    5,000   Macy's Retail Holdings, Inc.                     5.35       3/15/2012          5,256
                                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    5,000   Hillenbrand, Inc.                                5.50       7/15/2020          5,215
                                                                                      ----------
            SPECIALTY STORES (0.4%)
    5,000   Staples, Inc.                                    7.75       4/01/2011          5,138
    5,000   Staples, Inc.                                    9.75       1/15/2014          6,198
                                                                                      ----------
                                                                                          11,336
                                                                                      ----------
            Total Consumer Discretionary                                                  48,231
                                                                                      ----------

            CONSUMER STAPLES (2.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    4,000   Bunge Ltd. Finance Co.                           8.50       6/15/2019          4,890
                                                                                      ----------
            DRUG RETAIL (0.5%)
    9,055   CVS Caremark Corp.                               6.04      12/10/2028          9,546
    4,938   CVS Pass-Through Trust (a)                       7.51       1/10/2032          5,788
                                                                                      ----------
                                                                                          15,334
                                                                                      ----------
            FOOD RETAIL (0.2%)
    5,000   Kroger Co.                                       5.50       2/01/2013          5,471
                                                                                      ----------
            HOUSEHOLD PRODUCTS (0.6%)
   17,000   Clorox Co. (b)                                   6.13       2/01/2011         17,239
                                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
    5,000   Costco Wholesale Corp.                           5.30       3/15/2012          5,317
                                                                                      ----------
            PACKAGED FOODS & MEAT (0.5%)
   15,000   Kellogg Co. (b)                                  6.60       4/01/2011         15,389
                                                                                      ----------
            SOFT DRINKS (0.5%)
    2,000   PepsiAmericas, Inc.                              4.50       3/15/2013          2,166
    5,000   PepsiCo, Inc.                                    0.32(c)    7/15/2011          5,002
    5,000   PepsiCo, Inc.                                    7.90      11/01/2018          6,715
                                                                                      ----------
                                                                                          13,883
                                                                                      ----------
           Total Consumer Staples                                                         77,523
                                                                                      ----------

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1  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            ENERGY (5.4%)
            -------------
            COAL & CONSUMABLE FUELS (0.2%)
$   4,000   Peabody Energy Corp.                             6.50%      9/15/2020     $    4,490
                                                                                      ----------
            INTEGRATED OIL & GAS (0.2%)
    5,000   Hess Corp.                                       8.13       2/15/2019          6,606
                                                                                      ----------
            OIL & GAS DRILLING (0.5%)
    3,000   Nabors Industries, Inc.                          9.25       1/15/2019          3,864
    5,000   Rowan Companies, Inc.                            7.88       8/01/2019          5,994
    5,000   Transocean, Inc.                                 5.25       3/15/2013          5,293
                                                                                      ----------
                                                                                          15,151
                                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,000   Baker Hughes, Inc.                               7.50      11/15/2018          6,477
    5,000   Smith International, Inc.                        8.63       3/15/2014          6,104
    5,000   Weatherford International Ltd.                   9.63       3/01/2019          6,613
                                                                                      ----------
                                                                                          19,194
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    5,000   Anadarko Petroleum Corp.                         6.13       3/15/2012          5,271
    5,000   Anadarko Petroleum Corp.                         5.95       9/15/2016          5,475
    4,000   EQT Corp.                                        8.13       6/01/2019          4,929
    5,000   Noble Energy, Inc.                               8.25       3/01/2019          6,511
    5,000   QEP Resources, Inc.                              6.88       3/01/2021          5,462
                                                                                      ----------
                                                                                          27,648
                                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   Valero Energy Corp.                              9.38       3/15/2019          6,418
                                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.7%)
    5,000   DCP Midstream, LLC (a)                           9.70      12/01/2013          6,135
    3,300   El Paso Corp.                                    7.80       8/01/2031          3,547
    3,000   El Paso Corp.                                    7.75       1/15/2032          3,228
    5,000   Enbridge Energy Partners, LP                     5.35      12/15/2014          5,580
    4,000   Enbridge Energy Partners, LP                     8.05      10/01/2037          4,104
    3,000   Energy Transfer Partners, LP                     9.00       4/15/2019          3,834
   10,000   Enterprise Products Operating, LLC               6.30       9/15/2017         11,687
    5,000   Enterprise Products Operating, LLC               5.20       9/01/2020          5,503
    5,000   NGPL PipeCo, LLC                                 7.12      12/15/2017          5,645
    5,000   Nustar Logistics, LP                             7.65       4/15/2018          6,094
    5,000   Oneok Partners, LP                               8.63       3/01/2019          6,517
    5,000   Plains All American Pipeline, LP                 6.50       5/01/2018          5,838
    3,000   Plains All American Pipeline, LP                 8.75       5/01/2019          3,837
    5,000   Sunoco Logistics Partners Operations, LP         8.75       2/15/2014          5,866
    3,000   Transcontinental Gas Pipeline Corp.              8.88       7/15/2012          3,353
                                                                                      ----------
                                                                                          80,768
                                                                                      ----------
            Total Energy                                                                 160,275
                                                                                      ----------

            FINANCIALS (10.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    5,000   State Street Capital Trust III                   8.25               -(d)       5,094
                                                                                      ----------
            CONSUMER FINANCE (1.3%)
   10,000   American Honda Finance Corp. (a)                 7.63      10/01/2018         12,800
   25,200   Household Finance Corp. (b)                      6.38      10/15/2011         26,477
                                                                                      ----------
                                                                                          39,277
                                                                                      ----------
            DIVERSIFIED BANKS (0.9%)
    5,000   Canadian Imperial Bank (e)                       0.49(c)    5/04/2012          5,000
   10,000   Societe Generale NY                              0.80(c)    2/03/2012         10,001
    5,000   Wells Fargo Capital XIII                         7.70               -(d)       5,213

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Wells Fargo Capital XV                           9.75%              -(d)  $     5,640
                                                                                      -----------
                                                                                           25,854
                                                                                      -----------
            LIFE & HEALTH INSURANCE (0.8%)
    5,000   Great-West Life & Annuity Insurance Co. (a)      7.15       5/16/2046           4,900
    5,000   MetLife Global Funding I (a)                     0.69(c)    7/13/2011           5,008
    5,000   MetLife Global Funding I (a)                     0.79(c)    4/10/2012           5,000
   10,000   New York Life Global Funding                     0.42(c)    6/16/2011          10,013
                                                                                      -----------
                                                                                           24,921
                                                                                      -----------
            MULTI-LINE INSURANCE (0.4%)
    5,000   AIG Sunamerica Global Financing (a)              6.30       5/10/2011           5,150
    5,000   HCC Insurance Holdings, Inc.                     6.30      11/15/2019           5,423
                                                                                      -----------
                                                                                           10,573
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    6,000   Bank of America Corp.                            8.00               -(d)        6,063
    5,000   Countrywide Financial Corp.                      5.80       6/07/2012           5,281
    3,000   JPMorgan Chase & Co.                             7.90               -(d)        3,209
    4,000   Ohio National Financial Services, Inc. (a)       6.38       4/30/2020           4,322
                                                                                      -----------
                                                                                           18,875
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (1.6%)
    1,000   Assured Guaranty U.S. Holdings, Inc.             6.40      12/15/2066             810
   15,000   Berkshire Hathaway Finance Corp.                 4.85       1/15/2015          16,960
   10,000   Berkshire Hathaway, Inc.                         0.59(c)    2/10/2012          10,000
   10,000   Ironshore Holdings, Inc. (a)                     8.50       5/15/2020          10,427
    5,000   Progressive Corp.                                6.70       6/15/2037           5,119
    5,000   Travelers Companies, Inc.                        6.25       3/15/2037           5,207
                                                                                      -----------
                                                                                           48,523
                                                                                      -----------
            REGIONAL BANKS (0.4%)
    5,000   Chittenden Corp.                                 5.80       2/14/2017           5,019
    8,000   Hudson United Bank                               7.00       5/15/2012           8,474
                                                                                      -----------
                                                                                           13,493
                                                                                      -----------
            REINSURANCE (0.3%)
   10,000   Alterra Finance, LLC                             6.25       9/30/2020          10,039
                                                                                      -----------
            REITs - DIVERSIFIED (0.2%)
    5,000   Liberty Property, LP                             6.63      10/01/2017           5,747
                                                                                      -----------
            REITs - INDUSTRIAL (0.4%)
    5,000   AMB Property, LP                                 6.30       6/01/2013           5,464
    5,000   ProLogis                                         7.38      10/30/2019           5,589
                                                                                      -----------
                                                                                           11,053
                                                                                      -----------
            REITs - OFFICE (0.7%)
    5,000   BioMed Realty, LP (a)                            6.13       4/15/2020           5,446
   10,000   Boston Properties, Inc.                          5.88      10/15/2019          11,301
    1,681   Mack-Cali Realty, LP                             5.80       1/15/2016           1,842
    3,000   Mack-Cali Realty, LP                             7.75       8/15/2019           3,619
                                                                                      -----------
                                                                                           22,208
                                                                                      -----------
            REITs - RESIDENTIAL (0.2%)
    4,860   AvalonBay Communities, Inc.                      5.50       1/15/2012           5,086
                                                                                      -----------
            REITs - RETAIL (1.2%)
    2,500   Developers Diversified Realty Corp.              7.50       7/15/2018           2,585
   10,000   Equity One, Inc.                                 6.25      12/15/2014          10,876
    3,000   Federal Realty Investment Trust                  5.90       4/01/2020           3,324
    5,000   National Retail Properties, Inc.                 6.88      10/15/2017           5,642
    2,000   Regency Centers LP                               6.00       6/15/2020           2,162
    6,185   Regency Centers, LP                              7.95       1/15/2011           6,261
    5,000   Weingarten Realty Investors                      4.86       1/15/2014           5,223
                                                                                      -----------
                                                                                           36,073
                                                                                      -----------

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3  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.8%)
$   4,000   Entertainment Properties Trust (a)               7.75%      7/15/2020     $    4,170
   10,000   Health Care REIT, Inc.                           6.13       4/15/2020         10,895
    5,000   Nationwide Health Properties, Inc.               6.25       2/01/2013          5,426
    2,000   Ventas Realty, LP                                6.75       4/01/2017          2,071
                                                                                      ----------
                                                                                          22,562
                                                                                      ----------
            Total Financials                                                             299,378
                                                                                      ----------

            HEALTH CARE (1.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    4,000   Hospira, Inc.                                    6.40       5/15/2015          4,666
                                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                   5.00       6/01/2015          2,835
                                                                                      ----------
            MANAGED HEALTH CARE (0.2%)
    5,000   Highmark, Inc. (a)                               6.80       8/15/2013          5,567
                                                                                      ----------
            PHARMACEUTICALS (0.8%)
   10,000   Genentech, Inc.                                  4.75       7/15/2015         11,384
    5,000   Mylan, Inc. (a)                                  7.88       7/15/2020          5,600
    5,000   Roche Holdings, Inc. (a)                         6.00       3/01/2019          6,042
                                                                                      ----------
                                                                                          23,026
                                                                                      ----------
            Total Health Care                                                             36,094
                                                                                      ----------

            INDUSTRIALS (2.6%)
            ------------------
            AIRLINES (0.3%)
    2,466   American Airlines Pass-Through Trust            10.38       7/02/2019          2,946
    4,798   Continental Airlines, Inc. Pass-Through Trust    9.00       7/08/2016          5,590
                                                                                      ----------
                                                                                           8,536
                                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   10,000   Caterpillar Financial Services Corp.             0.54(c)   12/16/2011         10,031
   10,000   John Deere Capital Corp.                         5.10       1/15/2013         10,930
    5,000   Paccar, Inc.                                     6.88       2/15/2014          5,859
                                                                                      ----------
                                                                                          26,820
                                                                                      ----------
            INDUSTRIAL MACHINERY (0.5%)
   10,000   Danaher Corp.                                    5.63       1/15/2018         11,916
    1,500   SPX Corp. (a)                                    6.88       9/01/2017          1,643
                                                                                      ----------
                                                                                          13,559
                                                                                      ----------
            RAILROADS (0.8%)
    2,058   CSX Transportation, Inc.                         9.75       6/15/2020          2,900
    2,842   Norfolk Southern Railway Co.                     9.75       6/15/2020          4,096
   10,000   TTX Co. (a)                                      5.40       2/15/2016         11,370
    5,000   Union Pacific Corp.                              7.88       1/15/2019          6,562
                                                                                      ----------
                                                                                          24,928
                                                                                      ----------
            TRUCKING (0.1%)
    3,000   ERAC USA Finance Co. (a)                         6.38      10/15/2017          3,514
                                                                                      ----------
            Total Industrials                                                             77,357
                                                                                      ----------

            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.2%)
    5,000   Harris Corp.                                     5.95      12/01/2017          5,760
                                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.4%)
    5,000   IBM Corp.                                        0.48(c)   11/04/2011          5,006

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   IBM Corp.                                        7.63%     10/15/2018     $    6,646
                                                                                      ----------
                                                                                          11,652
                                                                                      ----------
            Total Information Technology                                                  17,412
                                                                                      ----------

            MATERIALS (2.3%)
            ----------------
            DIVERSIFIED CHEMICALS (0.4%)
    5,000   Chevron Phillips Chemical Co., LP (a)            7.00       6/15/2014          5,809
    5,000   Dow Chemical Co.                                 7.60       5/15/2014          5,887
                                                                                      ----------
                                                                                          11,696
                                                                                      ----------
            METAL & GLASS CONTAINERS (0.4%)
    5,000   Crown Americas, LLC                              7.75      11/15/2015          5,225
    5,000   Reynolds Group Holdings Ltd. (b), (e),(f)        5.11       3/16/2016          5,048
                                                                                      ----------
                                                                                          10,273
                                                                                      ----------
            PAPER PRODUCTS (0.7%)
   10,000   Georgia-Pacific, LLC (a)                         7.00       1/15/2015         10,488
   10,000   International Paper Co.                          7.40       6/15/2014         11,691
                                                                                      ----------
                                                                                          22,179
                                                                                      ----------
            SPECIALTY CHEMICALS (0.6%)
    5,000   Cytec Industries, Inc.                           8.95       7/01/2017          6,281
    5,000   Lubrizol Corp.                                   8.88       2/01/2019          6,474
    5,000   RPM International, Inc.                          6.13      10/15/2019          5,533
                                                                                      ----------
                                                                                          18,288
                                                                                      ----------
            STEEL (0.2%)
    5,000   Allegheny Technologies, Inc.                     9.38       6/01/2019          6,012
                                                                                      ----------
            Total Materials                                                               68,448
                                                                                      ----------

            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Qwest Communications International, Inc. (a)     7.13       4/01/2018          5,337
                                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    3,000   AT&T Wireless Services, Inc.                     7.88       3/01/2011          3,074
    5,000   Verizon Wireless Capital, LLC                    8.50      11/15/2018          6,856
                                                                                      ----------
                                                                                           9,930
                                                                                      ----------
            Total Telecommunication Services                                              15,267
                                                                                      ----------

            UTILITIES (6.6%)
            ----------------
            ELECTRIC UTILITIES (3.9%)
    5,000   AmerenIP                                         9.75      11/15/2018          6,717
    5,000   Cleveland Electric Illuminating Co.              8.88      11/15/2018          6,624
    1,320   FPL Energy American Wind (a)                     6.64       6/20/2023          1,380
    5,000   FPL Group Capital, Inc.                          0.82(c)   11/09/2012          5,028
    5,000   FPL Group Capital, Inc.                          7.30       9/01/2067          5,157
    5,000   Gulf Power Co.                                   4.90      10/01/2014          5,508
    5,000   Nevada Power Co.                                 7.13       3/15/2019          6,186
   10,000   Northern States Power Co.                        8.00       8/28/2012         11,278
    5,000   Oglethorpe Power Corp.                           6.10       3/15/2019          5,880
    5,000   Otter Tail Corp.                                 9.00      12/15/2016          5,444
    5,000   PPL Energy Supply, LLC                           6.20       5/15/2016          5,748
    5,000   South Carolina Electric & Gas Co.                5.30       5/15/2033          5,118
    8,690   Southern Co.                                     0.69(c)   10/21/2011          8,728
    6,896   Tristate General & Transport Assoc. (a)          6.04       1/31/2018          7,505
    9,000   Union Electric Co.                               6.70       2/01/2019         10,875
    8,667   UtiliCorp Canada Finance Corp.                   7.75       6/15/2011          8,989
   10,000   West Penn Power Co.                              6.63       4/15/2012         10,757
                                                                                      ----------
                                                                                         116,922
                                                                                      ----------

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5  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            GAS UTILITIES (1.5%)
$   8,000   AGL Capital Corp.                                6.38%      7/15/2016     $    9,541
    4,000   Atmos Energy Corp.                               8.50       3/15/2019          5,167
   10,000   Florida Gas Transmission Co. (a)                 5.45       7/15/2020         10,875
    8,000   Gulfstream Natural Gas Systems, LLC (a)          5.56      11/01/2015          9,051
    5,000   Questar Pipeline Co.                             5.83       2/01/2018          5,863
    5,000   Southern Star Central Gas Pipeline, Inc. (a)     6.00       6/01/2016          5,707
                                                                                      ----------
                                                                                          46,204
                                                                                      ----------
            MULTI-UTILITIES (1.0%)
    5,000   Black Hills Corp.                                9.00       5/15/2014          5,929
    5,000   Black Hills Corp.                                5.88       7/15/2020          5,258
    5,000   CenterPoint Energy Houston Electric, LLC         7.00       3/01/2014          5,902
    5,000   NiSource, Inc.                                   0.75       3/15/2016          6,711
    5,000   Northwestern Corp.                               6.34       4/01/2019          5,775
                                                                                      ----------
                                                                                          29,575
                                                                                      ----------
            WATER UTILITIES (0.2%)
    5,475   American Water Capital Corp.                     6.09      10/15/2017          6,341
                                                                                      ----------
            Total Utilities                                                              199,042
                                                                                      ----------
            Total Corporate Obligations (cost: $885,917)                                 999,027
                                                                                      ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (15.2%)

            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    4,000   Husky Energy, Inc.                               7.25      12/15/2019          4,943
                                                                                      ----------
            OIL & GAS DRILLING (0.4%)
    1,594   Delek & Avner-Yam Tethys Ltd. (a)                1.57(c)    8/01/2013          1,606
   10,000   Noble Holding International Ltd.                 4.90       8/01/2020         11,035
                                                                                      ----------
                                                                                          12,641
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    5,000   Canadian Natural Resources Ltd.                  5.70       5/15/2017          5,805
    3,500   Talisman Energy, Inc.                            7.75       6/01/2019          4,537
   10,000   Woodside Finance Ltd. (a)                        8.75       3/01/2019         13,071
                                                                                      ----------
                                                                                          23,413
                                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.4%)
    5,000   GS Caltex Corp.                                  7.25       7/02/2013          5,549
    5,000   GS Caltex Corp. (a)                              5.50      10/15/2015          5,450
                                                                                      ----------
                                                                                          10,999
                                                                                      ----------
            Total Energy                                                                  51,996
                                                                                      ----------

            FINANCIALS (7.2%)
            -----------------
            DIVERSIFIED BANKS (4.7%)
    6,000   Banco Santander (a)                              5.38      12/09/2014          6,445
   10,000   Bank of Montreal (a)                             2.85       6/09/2015         10,581
    5,180   Barclays Bank plc (a)                            7.38               -(d)       5,309
    5,000   Barclays Bank plc (a)                            6.05      12/04/2017          5,480
   10,000   BBVA US Senior SA Uniper (a)                     0.51(c)    5/24/2011          9,956
    5,000   BNP Paribas (a)                                  7.20               -(d)       5,088
    5,000   Canadian Imperial Bank (a)                       2.00       2/04/2013          5,134
    5,000   Canadian Imperial Bank Corp. (a)                 7.26       4/10/2032          5,701
   10,000   Commonwealth Bank Australia (a)                  0.74(c)   11/04/2011         10,008
   10,000   Danske Bank A/S (NBGA)                           0.68(c)    5/24/2012          9,982
   20,000   Landesbank Baden-Wuerttemberg                    6.35       4/01/2012         21,499
   10,000   LBG Capital No.1 plc (g)                         8.00               -(d)       9,550
    5,000   Mizuho Capital Investment 1 Ltd. (a)             6.69               -(d)       4,763
   15,000   Nordea Bank AB (a)                               5.25      11/30/2012         16,109

================================================================================
                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Standard Chartered Bank (a)                      6.40%      9/26/2017     $    5,640
   10,000   Westpac Banking Corp. (a)                        0.59(c)   10/21/2011         10,013
                                                                                      ----------
                                                                                         141,258
                                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000   Credit Suisse Group, AG                          5.50       5/01/2014          5,631
                                                                                      ----------
            MULTI-LINE INSURANCE (0.1%)
    3,000   Oil Insurance Ltd. (a)                           7.56               -(d)       2,703
                                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   15,000   ZFS Finance USA Trust II (a)                     6.45      12/15/2065         14,550
                                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    5,000   Catlin Insurance Co. Ltd. (a)                    7.25               -(d)       4,313
                                                                                      ----------
            REGIONAL BANKS (0.4%)
    5,000   Glitnir Banki hf, acquired 9/20/2007;
               cost $4,989(a),(h),(i)                        6.38       9/25/2012          1,575
                                                                                      ----------
    5,000   Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(a),(g),(h),(i)                    7.13       5/19/2016             --
   10,000   Vestjysk Bank A/S (NBGA) (a)                     0.84(c)    6/17/2013         10,094
                                                                                      ----------
                                                                                          11,669
                                                                                      ----------
            REITs - RETAIL (0.4%)
   10,000   Westfield Capital Corp. (a)                      5.13      11/15/2014         10,950
                                                                                      ----------
            SOVEREIGN DEBT (0.3%)
   10,000   Kommunalbanken A/S (NBGA) (a),(g)                0.39(c)   10/21/2013         10,000
                                                                                      ----------
            SPECIALIZED FINANCE (0.2%)
    5,000   XL Capital Ltd.                                  6.50               -(d)       4,525
                                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000   Stadshypotek AB (a)                              0.84(c)    9/30/2013         10,000
                                                                                      ----------
            Total Financials                                                             215,599
                                                                                      ----------
            GOVERNMENT (2.8%)
            -----------------
            FOREIGN GOVERNMENT (2.8%)
   10,000   Arbejdernes Landsbank (NBGA) (a)                 0.84(c)    7/09/2013         10,100
   10,000   Dexia Credit Local (NBGA)                        0.94(c)    9/23/2011         10,035
    7,000   Finance For Danish Industry A/S (NBGA) (a)       0.62(c)    8/17/2012          7,048
   10,000   Lloyds TSB Bank plc (NBGA)                       0.49(c)    6/17/2011          9,993
   25,000   Region of Lombardy (b)                           5.80      10/25/2032         25,891
   10,000   Republic of Poland                               5.25       1/15/2014         11,043
   10,000   Royal Bank of Scotland Group plc (NBGA) (a)      0.56(c)    3/30/2012          9,998
                                                                                      ----------
                                                                                          84,108
                                                                                      ----------
            Total Government                                                              84,108
                                                                                      ----------

            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL MACHINERY (0.2%)
    1,500   Ingersoll Rand Co.                               9.00       8/15/2021          2,028
    3,000   Ingersoll-Rand GL Holding Co.                    9.50       4/15/2014          3,720
                                                                                      ----------
                                                                                           5,748
                                                                                      ----------
            Total Industrials                                                              5,748
                                                                                      ----------

            MATERIALS (2.7%)
            ----------------
            CONSTRUCTION MATERIALS (0.8%)
   10,000   CRH America, Inc.                                6.00       9/30/2016         11,252
   10,000   Holcim US Finance                                6.00      12/30/2019         10,889
                                                                                      ----------
                                                                                          22,141
                                                                                      ----------

================================================================================

7  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (0.6%)
$   5,000   Glencore Funding, LLC (a)                        6.00%      4/15/2014     $    5,218
    3,000   Noranda, Inc.                                    6.00      10/15/2015          3,363
    5,000   Rio Tinto Finance (USA) Ltd.                     9.00       5/01/2019          7,051
    2,034   Xstrata Canada Corp.                             5.38       6/01/2015          2,219
                                                                                      ----------
                                                                                          17,851
                                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   10,000   Agrium, Inc.                                     8.25       2/15/2011         10,214
    8,000   Yara International ASA (a)                       5.25      12/15/2014          8,863
    2,000   Yara International ASA (a)                       7.88       6/11/2019          2,495
                                                                                      ----------
                                                                                          21,572
                                                                                      ----------
            GOLD (0.4%)
   10,000   Barrick NA Finance, LLC                          6.80       9/15/2018         12,480
                                                                                      ----------
            STEEL (0.2%)
    5,000   ArcelorMittal                                    9.00       2/15/2015          6,110
                                                                                      ----------
            Total Materials                                                               80,154
                                                                                      ----------

            UTILITIES (0.6%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   10,200   Transalta Corp.                                  6.65       5/15/2018         11,951
                                                                                      ----------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                             6.00       6/01/2018          5,816
                                                                                      ----------
            Total Utilities                                                               17,767
                                                                                      ----------
            Total Eurodollar and Yankee Obligations (cost: $431,744)                     455,372
                                                                                      ----------

            ASSET-BACKED SECURITIES (4.5%)

            FINANCIALS (4.5%)
            -----------------
            ASSET-BACKED FINANCING (4.5%)
    6,000   AESOP Funding II, LLC                            5.68       2/20/2013          6,422
   10,000   AESOP Funding II, LLC (a)                        9.31      10/20/2013         11,082
    4,000   AmeriCredit Automobile Receivables Trust         3.72      11/17/2014          4,162
    3,198   Banc of America Securities Auto Trust            5.51       2/19/2013          3,206
    2,500   Bank of America Securities Auto Trust (a)        2.13       9/15/2013          2,529
    5,000   Bank One Issuance Trust                          1.06(c)    2/15/2017          4,875
    2,691   Capital One Auto Finance Trust                   0.29(c)    5/15/2013          2,676
   13,000   Capital One Multi-Asset Execution Trust          0.58(c)    7/15/2014         12,845
    4,508   Centre Point Funding, LLC (a)                    5.43       7/20/2015          4,792
    5,000   Chase Issuance Trust                             5.12      10/15/2014          5,438
    4,879   CIT Equipment Collateral                         3.07       8/15/2016          4,936
    3,000   Citibank Credit Card Issuance Trust              5.70       5/15/2013          3,060
    5,000   Citibank Credit Card Issuance Trust              5.10      11/20/2017          5,772
    2,000   Citibank Credit Card Issuance Trust              5.35       2/07/2020          2,347
    3,977   CPS Auto Receivables Trust (INS)                 6.48       7/15/2013          4,141
    5,000   Credit Acceptance Auto Loan Trust (a)            5.68       5/15/2017          5,200
    3,000   Ford Credit Auto Owner Trust                     2.01(c)    4/15/2013          3,050
      833   Hertz Vehicle Financing, LLC (a)                 5.08      11/25/2011            836
   10,000   Hertz Vehicle Financing, LLC (a)                 5.93       3/25/2016         10,755
    5,000   Huntington Auto Trust (a)                        5.64       2/15/2013          5,102
    5,248   Prestige Auto Receivables Trust "A" (a)          5.67       4/15/2017          5,348
   10,000   Rental Car Finance Corp. (a)                     0.40       7/25/2013          9,594
    4,373   SLM Student Loan Trust                           0.84(c)   10/25/2038          3,567
    5,250   SLM Student Loan Trust                           0.52(c)    1/25/2041          4,236
    5,000   Volkswagen Auto Loan Enhanced Trust              6.24       7/20/2015          5,478

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Volvo Financial Equipment LLC (a)                2.99%      5/15/2017     $    5,084
                                                                                      ----------
                                                                                         136,533
                                                                                      ----------
            Total Financials                                                             136,533
                                                                                      ----------
            Total Asset-Backed Securities (cost: $125,801)                               136,533
                                                                                      ----------
            COMMERCIAL MORTGAGE SECURITIES (12.3%)

            FINANCIALS (12.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.3%)
     8,042  Banc of America Commercial Mortgage, Inc.        5.79       5/11/2035          8,209
     2,800  Banc of America Commercial Mortgage, Inc.        6.33       5/11/2035          2,840
    10,000  Banc of America Commercial Mortgage, Inc.        4.65       9/11/2036         10,386
     5,125  Banc of America Commercial Mortgage, Inc.        5.35      11/10/2042          4,633
     3,175  Banc of America Commercial Mortgage, Inc.        4.16      12/10/2042          3,182
    10,000  Banc of America Commercial Mortgage, Inc.        5.91       5/10/2045         10,836
    11,000  Banc of America Commercial Mortgage, Inc.        5.35       9/10/2047         11,481
     5,008  Bear Stearns Commercial Mortgage Securities,
               Inc. (a)                                      6.00       6/16/2030          5,306
    11,545  Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.62       3/11/2039         12,464
     4,620  Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.00       3/13/2040          4,321
     5,000  Citigroup Commercial Mortgage Trust (a)          4.83       9/20/2051          4,657
    12,000  Commercial Mortgage Trust                        5.12       6/10/2044         13,018
     8,000  Credit Suisse First Boston Mortgage Capital      5.71       2/15/2039          8,607
     1,009  Credit Suisse First Boston Mortgage Securities
               Corp.                                         6.38      12/18/2035          1,010
     9,522  Credit Suisse First Boston Mortgage Securities
               Corp.                                         4.81       2/15/2038          9,950
     5,000  Credit Suisse First Boston Mortgage Securities
               Corp.                                         5.10       8/15/2038          5,013
    11,100  Credit Suisse First Boston Mortgage Securities
               Corp.                                         5.23      12/15/2040         12,389
    10,000  GE Commercial Mortgage Corp.                     5.51       3/10/2044         10,802
     4,000  GE Commercial Mortgage Corp.                     5.07       7/10/2045          3,901
     2,836  Greenwich Capital Commercial Funding Corp.       4.31       8/10/2042          2,860
    12,215  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.82       9/12/2037         12,338
    10,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.99       9/12/2037          9,151
     6,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.00      10/15/2042          6,090
    10,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.49       4/15/2043         10,774
     3,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.81       6/12/2043          3,276
    10,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.36      12/15/2044         11,150
    10,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              6.06       4/15/2045         10,879
     2,079  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.63       3/15/2046          2,178
     7,000  LB-UBS Commercial Mortgage Trust                 4.58       8/15/2029          7,089
     2,000  LB-UBS Commercial Mortgage Trust                 4.51      12/15/2029          2,048
    10,000  LB-UBS Commercial Mortgage Trust                 4.95       9/15/2030         11,002
     7,000  LB-UBS Commercial Mortgage Trust                 5.34       9/15/2039          7,624
     7,000  Merrill Lynch Mortgage Trust                     5.62       7/12/2034          7,349
     9,682  Merrill Lynch Mortgage Trust                     5.02       7/12/2038         10,369
    12,550  Morgan Stanley Capital I, Inc.                   4.59       4/14/2040         12,657
     7,000  Morgan Stanley Capital I, Inc.                   5.97       8/12/2041          7,590
     5,350  Morgan Stanley Capital I, Inc.                   5.17       1/14/2042          5,856
    10,000  Morgan Stanley Capital I, Inc.                   5.69       7/12/2044         10,878

================================================================================

9  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   6,635   Morgan Stanley Capital I, Inc.                   4.85%       6/12/2047    $    7,010
   11,425   Morgan Stanley Capital I, Inc.                   5.17       10/12/2052        12,060
    5,000   Morgan Stanley Capital I, Inc.                   4.66        7/15/2056         5,158
    5,000   Timberstar Trust (a)                             5.88       10/15/2036         5,149
   10,000   Wachovia Bank Commercial Mortgage Trust          5.08        3/15/2042        10,820
    1,307   Wachovia Bank Commercial Mortgage Trust          4.66        4/15/2042         1,312
    9,771   Wachovia Bank Commercial Mortgage Trust          4.81        4/15/2042        10,369
   10,000   Wachovia Bank Commercial Mortgage Trust          4.61        5/15/2044        10,057
   10,349   Wachovia Bank Commercial Mortgage Trust          5.34       10/15/2044        10,768
                                                                                      ----------
                                                                                         366,866
                                                                                      ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   19,693   Wachovia Bank Commercial Mortgage Trust,
               acquired 8/06/2003; cost $996(a),(h)          1.01        4/15/2035            97
                                                                                      ----------
            Total Financials                                                             366,963
                                                                                      ----------
            Total Commercial Mortgage Securities (cost: $343,755)                        366,963
                                                                                      ----------
            U.S. GOVERNMENT AGENCY ISSUES (9.1%)(j)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (8.3%)
   15,450   Fannie Mae (+)                                   5.00        6/01/2033        16,544
    6,552   Fannie Mae (+)                                   5.50        7/01/2021         7,113
   12,432   Fannie Mae (+)                                   5.50        9/01/2035        13,581
    7,072   Fannie Mae (+)                                   5.50       10/01/2035         7,655
    7,268   Fannie Mae (+)                                   5.50        1/01/2036         7,853
   11,083   Fannie Mae (+)                                   5.50        4/01/2036        11,976
   10,678   Fannie Mae (+)                                   5.50        2/01/2037        11,502
   13,790   Fannie Mae (+)                                   5.50        3/01/2037        14,927
    7,743   Fannie Mae (+)                                   5.50       11/01/2037         8,321
   17,504   Fannie Mae (+)                                   5.50        5/01/2038        18,807
   12,068   Fannie Mae (+)                                   6.00        5/01/2036        13,148
   10,305   Fannie Mae (+)                                   6.00        6/01/2036        11,285
   13,624   Fannie Mae (+)                                   6.00        8/01/2037        14,920
    1,320   Fannie Mae (+)                                   6.50        4/01/2031         1,492
       15   Fannie Mae (+)                                   6.50        7/01/2031            17
    2,277   Fannie Mae (+)                                   6.50        3/01/2032         2,571
       61   Fannie Mae (+)                                   7.00       10/01/2022            69
       43   Fannie Mae (+)                                   7.00        3/01/2023            49
      186   Fannie Mae (+)                                   7.00        4/01/2023           212
    3,200   Freddie Mac (+)                                  5.00        6/01/2020         3,444
    8,163   Freddie Mac (+)                                  5.00        1/01/2021         8,741
    7,981   Freddie Mac (+)                                  5.50       11/01/2020         8,659
    3,356   Freddie Mac (+)                                  5.50       12/01/2020         3,641
    5,790   Freddie Mac (+)                                  5.50       12/01/2035         6,254
    8,898   Freddie Mac (+)                                  5.50        4/01/2036         9,566
    9,646   Government National Mortgage Assn. I             5.00        8/15/2033        10,481
      326   Government National Mortgage Assn. I             6.00        8/15/2028           362
      656   Government National Mortgage Assn. I             6.00        9/15/2028           728
      847   Government National Mortgage Assn. I             6.00        9/15/2028           940
    5,568   Government National Mortgage Assn. I             6.00        9/15/2028         6,170
    1,474   Government National Mortgage Assn. I             6.00       10/15/2028         1,635
      646   Government National Mortgage Assn. I             6.00        1/15/2029           717
      135   Government National Mortgage Assn. I             6.00        1/15/2029           149
      805   Government National Mortgage Assn. I             6.00        1/15/2029           893
    1,006   Government National Mortgage Assn. I             6.00        1/15/2033         1,116
       23   Government National Mortgage Assn. I             6.50        6/15/2023            26
      356   Government National Mortgage Assn. I             6.50        7/15/2023           401
       50   Government National Mortgage Assn. I             6.50        7/15/2023            56
      164   Government National Mortgage Assn. I             6.50        9/15/2023           185
      301   Government National Mortgage Assn. I             6.50       10/15/2023           338
      398   Government National Mortgage Assn. I             6.50       10/15/2023           447
       53   Government National Mortgage Assn. I             6.50       10/15/2023            59

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$     842   Government National Mortgage Assn. I             6.50%     12/15/2023     $      947
      461   Government National Mortgage Assn. I             6.50      12/15/2023            519
      170   Government National Mortgage Assn. I             6.50       1/15/2024            192
      333   Government National Mortgage Assn. I             6.50       2/15/2024            377
      171   Government National Mortgage Assn. I             6.50       4/15/2026            192
      978   Government National Mortgage Assn. I             6.50       5/15/2028          1,079
    1,924   Government National Mortgage Assn. I             6.50      10/15/2031          2,185
       95   Government National Mortgage Assn. I             7.00       5/15/2023            109
      114   Government National Mortgage Assn. I             7.00       5/15/2023            131
       92   Government National Mortgage Assn. I             7.00       5/15/2023            106
      123   Government National Mortgage Assn. I             7.00       5/15/2023            142
      206   Government National Mortgage Assn. I             7.00       6/15/2023            238
      195   Government National Mortgage Assn. I             7.00       6/15/2023            225
      596   Government National Mortgage Assn. I             7.00       8/15/2023            686
      101   Government National Mortgage Assn. I             7.00       8/15/2023            117
      352   Government National Mortgage Assn. I             7.00       8/15/2023            405
       60   Government National Mortgage Assn. I             7.00       8/15/2023             69
      171   Government National Mortgage Assn. I             7.00       9/15/2023            197
       82   Government National Mortgage Assn. I             7.00       1/15/2026             95
       37   Government National Mortgage Assn. I             7.00       3/15/2026             43
       28   Government National Mortgage Assn. I             7.00       3/15/2026             32
      600   Government National Mortgage Assn. I             7.00      10/15/2027            695
      571   Government National Mortgage Assn. I             7.00       6/15/2029            663
      336   Government National Mortgage Assn. I             7.00       6/15/2029            389
      166   Government National Mortgage Assn. I             7.00       7/15/2029            193
      494   Government National Mortgage Assn. I             7.00       8/15/2031            574
      305   Government National Mortgage Assn. I             7.00       7/15/2032            352
      499   Government National Mortgage Assn. I             7.50       7/15/2023            577
      436   Government National Mortgage Assn. I             7.50       6/15/2026            506
      157   Government National Mortgage Assn. I             7.50       6/15/2026            182
      257   Government National Mortgage Assn. I             7.50       7/15/2026            297
      238   Government National Mortgage Assn. I             7.50       5/15/2027            276
      414   Government National Mortgage Assn. I             7.50       2/15/2028            479
      388   Government National Mortgage Assn. I             7.50      12/15/2028            450
      352   Government National Mortgage Assn. I             7.50       8/15/2029            409
    2,418   Government National Mortgage Assn. II            5.50       4/20/2033          2,634
    2,351   Government National Mortgage Assn. II            6.00       8/20/2032          2,605
    1,593   Government National Mortgage Assn. II            6.00       9/20/2032          1,765
      650   Government National Mortgage Assn. II            6.50       8/20/2031            735
                                                                                      ----------
                                                                                         248,917
                                                                                      ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    5,000   Bank of America Corp., FDIC TLGP                 0.67       6/22/2012          5,036
    2,267   Perforadora Centrale S.A. de C.V. "A," Title XI  5.24      12/15/2018          2,579
    5,000   SunTrust Banks, Inc., FDIC TLGP                  0.94      12/16/2010          5,005
   10,000   Totem Ocean Trailer Express, Inc., Title XI      6.37       4/15/2028         12,638
                                                                                      ----------
                                                                                          25,258
                                                                                      ----------
            Total U.S. Government Agency Issues (cost: $249,712)                         274,175
                                                                                      ----------
            U.S. TREASURY SECURITIES (9.8%)

            BONDS (1.0%)
   30,000   3.88%, 8/15/2040                                                              29,367
                                                                                      ----------
            INFLATION-INDEXED NOTES (2.1%)
   52,115   2.38%, 1/15/2025                                                              62,274
                                                                                      ----------
            NOTES (6.7%)
   25,000   3.38%, 11/15/2019                                                             26,838
   85,000   3.63%, 2/15/2020                                                              92,816

================================================================================

11  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$  75,000   3.50%, 5/15/2020                                                          $   80,901
                                                                                      ----------
                                                                                         200,555
                                                                                      ----------
            Total U.S. Treasury Securities (cost: $270,186)                              292,196
                                                                                      ----------
            MUNICIPAL BONDS (2.9%)

            APPROPRIATED DEBT (0.1%)
    2,305   New Jersey EDA                                   5.18%     11/01/2015          2,412
                                                                                      ----------
            CASINOS & GAMING (0.1%)
    5,000   Mashantucket (Western) Pequot Tribe, acquired
               07/29/2005; cost $5,000(a),(h),(i)            5.91       9/01/2021          2,759
                                                                                      ----------
            EDUCATION (0.3%)
   10,000   New Jersey EDA                                   1.29 (c)   6/15/2013          9,948
                                                                                      ----------
            ELECTRIC UTILITIES (0.4%)
    5,000   Air Quality Dev. Auth.                           4.75       8/01/2029          5,227
    2,000   Farmington Pollution Control                     2.88 (c)   9/01/2024          2,000
    5,000   Maricopa County                                  5.50       5/01/2029          5,193
                                                                                      ----------
            Total Electric Utilities                                                      12,420
                                                                                      ----------
            ELECTRIC/GAS UTILITIES (0.5%)
   10,000   Long Island Power Authority                      5.25       5/01/2022         10,485
    2,795   North Carolina Eastern Municipal Power Agency    5.55       1/01/2013          2,999
                                                                                      ----------
                                                                                          13,484
                                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   10,000   California Statewide Communities Dev. Auth.      1.88       4/01/2011         10,012
    3,000   Miami Dade County                                1.80       9/01/2027          3,001
    8,500   Mission EDC                                      3.75      12/01/2018          8,616
                                                                                      ----------
            Total Environmental & Facilities Services                                     21,629
                                                                                      ----------
            ESCROWED BONDS (0.0%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)             4.25       1/01/2016          1,100
                                                                                      ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County (INS)                               4.89       8/01/2016          2,435
                                                                                      ----------
            TOLL ROADS (0.7%)
   19,000   New Jersey Turnpike Auth. (INS)                  4.25       1/01/2016         20,293
                                                                                      ----------
            Total Municipal Bonds (cost: $85,793)                                         86,480
                                                                                      ----------

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                         000
------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (5.8%)

            COMMON STOCKS (1.7%)

            CONSUMER STAPLES (0.5%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.2%)
   95,000   Kimberly-Clark Corp.                                                           6,017
                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.3%)
  140,000   ConAgra Foods, Inc.                                                       $    3,149
  135,000   General Mills, Inc.                                                            5,068
                                                                                      ----------
                                                                                           8,217
                                                                                      ----------
            Total Consumer Staples                                                        14,234
                                                                                      ----------
            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
   67,000   Chevron Corp.                                                                  5,535
                                                                                      ----------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
  185,000   Bristol-Myers Squibb Co.                                                       4,976
   85,000   Johnson & Johnson                                                              5,412
  100,000   Merck & Co., Inc.                                                              3,628
                                                                                      ----------
                                                                                          14,016
                                                                                      ----------
            Total Health Care                                                             14,016
                                                                                      ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000   AT&T, Inc.                                                                     5,700
                                                                                      ----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
  138,000   Southern Co.                                                                   5,226
                                                                                      ----------
            MULTI-UTILITIES (0.1%)
  100,000   Consolidated Edison, Inc.                                                      4,972
                                                                                      ----------
            Total Utilities                                                               10,198
                                                                                      ----------
            Total Common Stocks (cost: $48,043)                                           49,683
                                                                                      ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------
            PREFERRED SECURITIES (4.1%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    70,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
               perpetual (a)                                                               6,208
                                                                                      ----------
            FINANCIALS (3.9%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    80,000  Citigroup Capital XIII, 7.88%                                                  2,123
                                                                                      ----------
            REINSURANCE (0.2%)
    $5,000  Swiss Re Capital I LP, 6.85%, perpetual (a)                                    4,989
                                                                                      ----------
            REITs - INDUSTRIAL (0.7%)
   120,000  AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual          3,007
    18,000  AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual            444
   344,500  Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual       17,602
                                                                                      ----------
                                                                                          21,053
                                                                                      ----------

================================================================================

13  | USAA INCOME FUND

================================================================================

PRINCIPAL
AMOUNT                                                                                    MARKET
$(000)/                                                                                    VALUE
SHARES      SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            REITs - OFFICE (0.7%)
   51,050   Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
               redeemable, perpetual                                                  $    1,288
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual          15,387
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual       5,002
                                                                                      ----------
                                                                                          21,677
                                                                                      ----------
            REITs - RESIDENTIAL (0.9%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual        5,050
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                            9,209
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual      13,750
                                                                                      ----------
                                                                                          28,009
                                                                                      ----------
            REITs - RETAIL (1.0%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative
               redeemable, perpetual                                                       4,896
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                      10,160
  400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual         10,425
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                            4,936
                                                                                      ----------
                                                                                          30,417
                                                                                      ----------
            REITs - SPECIALIZED (0.3%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual        8,688
                                                                                      ----------
            Total Financials                                                             116,956
                                                                                      ----------
            U.S. GOVERNMENT (0.0%)
   80,000   Fannie Mae, 8.25%, perpetual *                                                    46
                                                                                      ----------
            Total Preferred Securities (cost: $118,961)                                  123,210
                                                                                      ----------
            Total Equity Securities (cost: $167,004)                                     172,893
                                                                                      ----------

PRINCIPAL
AMOUNT
$(000)/                                                    COUPON
SHARES      SECURITY                                         RATE       MATURITY
------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (6.6%)

            COMMERCIAL PAPER (4.4%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
    5,000   BMW US Capital, LLC (a),(k)                      0.33%     11/04/2010          5,000
                                                                                      ----------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    5,613   Carnival Corp. (a),(k)                           0.33      12/01/2010          5,611
                                                                                      ----------
            HOUSEHOLD APPLIANCES (0.4%)
   13,300   Stanley Black & Decker, Inc. (a),(k)             0.32      11/03/2010         13,300
                                                                                      ----------
            Total Consumer Discretionary                                                  23,911
                                                                                      ----------
            CONSUMER STAPLES (0.6%)
            -----------------------
            DRUG RETAIL (0.4%)
   12,000   CVS Caremark Corp. (a),(k)                       0.34      11/01/2010         12,000
                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  14

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.2%)
$   6,918   General Mills Inc. (a),(k)                       0.30%     11/09/2010     $    6,917
                                                                                      ----------
            Total Consumer Staples                                                        18,917
                                                                                      ----------
            ENERGY (2.4%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.9%)
    4,000   FMC Technologies, Inc. (a),(k)                   0.35      11/03/2010          4,000
    6,370   FMC Technologies, Inc. (a),(k)                   0.34      11/17/2010          6,369
    7,073   FMC Technologies, Inc. (a),(k)                   0.37      11/19/2010          7,071
   10,138   FMC Technologies, Inc. (a),(k)                   0.37      11/23/2010         10,136
                                                                                      ----------
                                                                                          27,576
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   11,042   EOG Resources, Inc. (a),(k)                      0.30      11/01/2010         11,042
   15,000   EOG Resources, Inc. (a),(k)                      0.31      11/19/2010         14,998
                                                                                      ----------
                                                                                          26,040
                                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   17,547   Enbridge Energy Partners, LP (a),(k)             0.38      11/02/2010         17,547
                                                                                      ----------
            Total Energy                                                                  71,163
                                                                                      ----------
            UTILITIES (0.6%)
            ----------------
            GAS UTILITIES (0.6%)
    5,601   AGL Capital Corp. (a),(k)                        0.33      11/10/2010          5,601
   12,368   AGL Capital Corp. (a),(k)                        0.33      11/18/2010         12,366
                                                                                      ----------
                                                                                          17,967
                                                                                      ----------
            Total Utilities                                                               17,967
                                                                                      ----------
            Total Commercial Paper                                                       131,958
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (2.0%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.2%)
    5,155   South Carolina Jobs EDA (LOC - Regions Bank)     1.35       2/01/2016          5,155
                                                                                      ----------
            MATERIALS (0.3%)
            ----------------
            INDUSTRIAL GASES (0.3%)
   10,000   Louisiana Public Facilities Auth.                0.55      12/01/2043         10,000
                                                                                      ----------
            MUNICIPAL BONDS (0.9%)
            ----------------------
            EDUCATION (0.8%)
   25,300   Ohio State Higher Educational Facility (LOC -
               Allied Irish Banks plc)                       2.00      12/01/2044         25,300
                                                                                      ----------
            MULTIFAMILY HOUSING (0.1%)
    1,965   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                1.25       3/01/2036          1,965
                                                                                      ----------
            Total Municipal Bonds                                                         27,265
                                                                                      ----------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    6,000   Gulf Coast IDA                                   0.90       5/01/2039          6,000
    3,020   Mississippi Business Finance Corp.               0.51       5/01/2028          3,020
                                                                                      ----------
                                                                                           9,020
                                                                                      ----------

================================================================================

15  | USAA INCOME FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (0.3%)
$   9,500   Sempra Energy (a)                                0.70%     11/01/2014     $    9,500
                                                                                      ----------
            Total Utilities                                                               18,520
                                                                                      ----------
            Total Variable-Rate Demand Notes                                              60,940
                                                                                      ----------

NUMBER OF
SHARES
---------
            MONEY MARKET FUNDS (0.2%)
4,985,000   State Street Institutional Liquid Reserve Fund,  0.22% (l)                     4,985
                                                                                      ----------
            Total Money Market Instruments (cost: $197,883)                              197,883
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $2,757,795)                                      $2,981,522
                                                                                      ==========

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                  (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES        OTHER         SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                   MARKETS        OBSERVABLE         INPUTS
                                                FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                       $            --     $   999,027     $          --    $     999,027
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                              --         445,372            10,000          455,372
  ASSET-BACKED SECURITIES                                  --         136,533                --          136,533
  COMMERCIAL MORTGAGE SECURITIES                           --         366,963                --          366,963
  U.S. GOVERNMENT AGENCY ISSUES                            --         274,175                --          274,175
  U.S. TREASURY SECURITIES                            292,196              --                --          292,196
  MUNICIPAL BONDS                                          --          86,480                --           86,480
EQUITY SECURITIES:
  COMMON STOCKS                                        49,683              --                --           49,683
  PREFERRED SECURITIES                                 20,389         102,821                --          123,210
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                         --         131,958                --          131,958
  VARIABLE-RATE DEMAND NOTES                               --          60,940                --           60,940
  MONEY MARKET FUNDS                                    4,985              --                --            4,985
----------------------------------------------------------------------------------------------------------------
TOTAL                                         $       367,253     $ 2,604,269     $      10,000    $   2,981,522
----------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                            EURODOLLAR AND YANKEE
                                                                                      OBLIGATIONS
-------------------------------------------------------------------------------------------------
Balance as of July 31, 2010                                                             $       -
Net realized gain (loss)                                                                        -
Change in net unrealized appreciation/depreciation                                              -
Net purchases (sales)                                                                      10,000
Transfers in and/or out of Level 3                                                              -
-------------------------------------------------------------------------------------------------
Balance as of October 31, 2010                                                          $  10,000
-------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

18  | USAA INCOME FUND

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A1, and commercial paper and variable rate demand notes, which are valued at amortized cost.

================================================================================

19  | USAA INCOME FUND

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business days' ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  20

================================================================================

against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2010.

F. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $240,081,000 and $16,354,000, respectively, resulting in net unrealized appreciation of $223,727,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,992,285,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.6% of net assets at October 31, 2010.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

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21  | USAA INCOME FUND

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VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA         Economic Development Authority
EDC         Economic Development Corp.
FDIC        The FDIC Temporary Liquidity Guarantee Program provides a guarantee
TLGP        of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31,
            2012. The guarantee carries the full faith and credit of the U.S.
            government.
IDA         Industrial Development Authority/Agency
PRE         Prerefunded to a date prior to maturity
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Belgium, Denmark, France, Luxembourg, Norway, and the United Kingdom.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  22

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At October 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2010.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) At October 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $10,048,000, which included when-issued securities of $5,000,000.
(f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was $4,431,000, which represented 0.1% of the Fund's net assets.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

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23  | USAA INCOME FUND

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(k)  Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
*    Non-income-producing security.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  24



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.